Charter arrangements	12 Months Ended
Dec. 31, 2023
Charter arrangements [Abstract]
Charter arrangements
Note 4 – Charter arrangements

The below table details the Company’s shipping revenues:

(Dollars in thousands)	2023	2022	2021
Time charter revenues [1]	$74,989	$75,790	$140,730
Voyage charter revenues	481,087	374,592	155,124
Shipping revenues	$556,075	$450,381	$295,853
Other revenues [2]	4,481	3,764	-
Total revenues	$560,556	$454,146	$295,853

[1]
The majority of time charter revenues are presented in accordance with IFRS 16, while the portion of time charter revenues related to technical management services, equaling $18,961 thousand, $19,144 thousand and $36,384 thousand, for 2023, 2022 and 2021, respectively, is recognized in accordance with IFRS 15.

[2]	Other revenues mainly relate to technical management services provided.

The following summarizes the Company’s vessel employment as of December 31, 2023:

Vessel	Type of Employment	Expiry
VLCC
DHT Appaloosa	Spot
DHT Mustang	Spot
DHT Bronco	Spot
DHT Colt	Spot
DHT Stallion	Spot
DHT Tiger	Spot
DHT Harrier	Time charter	Q4 2024
DHT Puma	Time charter with profit sharing	Q1 2026
DHT Panther	Spot
DHT Osprey	Time charter	Q2 2027
DHT Lion	Spot
DHT Leopard	Time charter	Q4 2027
DHT Jaguar	Spot
DHT Taiga	Spot
DHT Opal	Spot
DHT Sundarbans	Time charter with profit sharing	Q1 2025
DHT Redwood	Spot
DHT Amazon	Spot
DHT Peony	Spot
DHT Lotus	Spot
DHT China	Spot
DHT Europe	Spot
DHT Bauhinia	Spot
DHT Scandinavia	Spot

Future charter payments

The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

Year	Amount
2024	$62,952
2025	39,721
2026	26,552
2027	17,847
Thereafter	-
Net charter payments	$147,072

The future net charter payments were $95,873 thousand for the year ending December 31, 2022, and $79,942 thousand for the year ending December 31, 2021.

Any extension periods, unless already exercised as of December 31, 2023, are not included in the table above. Time charter hire payments are not received when a vessel is off-hire, including off-hire related to normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated time for off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Other income

There was no other income for 2023 or 2022. In the fourth quarter of 2021, the Company received $4,612 thousand, net of tax, as a distribution of equity from The Norwegian Shipowner’s Mutual War Risk Insurance Association.

Contract balances

Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	note 8,9

Deferred shipping revenues relate to charter hire payments paid in advance. The year-end deferred shipping revenues balances have been recognized as revenue in the following year due to the short-term nature of the advances.

	2023	2022	2021
Deferred shipping revenues	$4,394	$4,172	$4,865

Capitalized voyage expenses

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

	2023	2022	2021
Capitalized voyage expenses	$2,549	$2,799	$1,395

During the twelve months of 2023, $2,799 thousand was amortized related to voyages in progress as of December 31, 2022, and $2,264 thousand was amortized related to the voyages in progress as of December 31, 2023. No impairment losses were recognized in the period.  During the twelve months of 2022, $1,395 thousand was amortized related to voyages in progress as of December 31, 2021, and $1,945 thousand was amortized related to the voyages in progress as of December 31, 2022. No impairment losses were recognized in the period. During the twelve months of 2021, $1,039 thousand was amortized related to voyages in progress as of December 31, 2020, and $1,661 thousand was amortized related to the voyages in progress as of December 31, 2021. No impairment losses were recognized in the period.

Concentration of risk

As of December 31, 2023, five of the Company’s 24 vessels were chartered to three different counterparties and 19 vessels were operated in the spot market.

As of December 31, 2022, five of the Company’s 23 vessels were chartered to four different counterparties and 18 vessels were operated in the spot market.

As of December 31, 2021, seven of the Company’s 26 vessels were chartered to five different counterparties and 19 vessels were operated in the spot market.

The Company believes that the concentration of risk is limited and can be adequately monitored.